Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total		Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 29, 2014		$ 13,622			$ 69,475	$ 16,041	$ (75,655)	$ 3,761
Beginning Balance, Shares at Mar. 29, 2014				17,849,509
Net (loss) income		(8,632)					(8,632)
Cumulative translation adjustment	[2]	(2,359)	[1]					(2,359)
Total comprehensive income (loss)		(10,991)
Compensation expense resulting from stock options and stock appreciation rights granted to Management		76				76
Exercise of stock options		$ 116			126	(10)
Exercise of stock options, Shares		111,372		111,372
Ending Balance at Mar. 28, 2015		$ 2,823			69,601	16,107	(84,287)	1,402
Ending Balance, Shares at Mar. 28, 2015		17,960,881		17,960,881
Net (loss) income		$ 5,438					5,438
Cumulative translation adjustment	[2]	(666)	[1]					(666)
Total comprehensive income (loss)		4,772
Compensation expense resulting from stock options and stock appreciation rights granted to Management		109				109
Exercise of stock options		$ 0
Exercise of stock options, Shares		0
Ending Balance at Mar. 26, 2016		$ 7,704			69,601	16,216	(78,849)	736
Ending Balance, Shares at Mar. 26, 2016		17,960,881		17,960,881
Net (loss) income		$ 4,928					4,928
Cumulative translation adjustment	[2]	8	[1]					8
Total comprehensive income (loss)		4,936
Compensation expense resulting from stock options and stock appreciation rights granted to Management		156				156
Exercise of stock options		$ 0
Exercise of stock options, Shares		0
Ending Balance at Mar. 25, 2017		$ 12,796			$ 69,601	$ 16,372	$ (73,921)	$ 744
Ending Balance, Shares at Mar. 25, 2017		17,960,881		17,960,881

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).